Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Current assets:
Cash and cash equivalents	$ 531,298	$ 371,593	$ 417,166	$ 428,261
Prepaid expense and other current assets	97,833	78,398
Amounts due from related parties	3,586	4,116
Total current assets	1,348,880	1,233,675
Long term investments	325,991	117,113
Total assets	1,951,537	1,603,545	1,353,441
Current liabilities:
Accrued expenses and other current liabilities	178,803	168,918
Amounts due to related parties	1,995	4
Total current liabilities	725,232	576,065
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2014 and 2015; 158,379,387 shares issued as of May 31, 2014 and 2015; 157,758,666 and 156,486,763 shares outstanding as of May 31, 2014 and 2015, respectively)	1,584	1,584
Treasury stock	(19)	(6)
Additional paid-in capital	141,653	174,009
Retained earnings	824,015	654,744
Accumulated other comprehensive income	99,505	65,559
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,220,348	1,025,758
Total liabilities and equity	1,951,537	1,603,545
Parent Company [Member]
Current assets:
Cash and cash equivalents	22,748	15,874	28,653	62,994
Prepaid expense and other current assets	10,780	8,137
Amounts due from related parties	25,696	18,511
Total current assets	59,224	42,522
Long term investments	51,902	19,662
Investments in subsidiaries and VIEs	1,194,328	976,348
Total assets	1,305,454	1,038,532
Current liabilities:
Accrued expenses and other current liabilities	9,689	12,417
Amounts due to related parties	75,417	357
Total current liabilities	85,106	12,774
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2014 and 2015; 158,379,387 shares issued as of May 31, 2014 and 2015; 157,758,666 and 156,486,763 shares outstanding as of May 31, 2014 and 2015, respectively)	1,584	1,584
Treasury stock	(19)	(6)
Additional paid-in capital	141,653	174,009
Retained earnings	977,625	784,612
Accumulated other comprehensive income	99,505	65,559
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,220,348	1,025,758	$ 857,252	$ 690,402
Total liabilities and equity	$ 1,305,454	$ 1,038,532